Financial Statements Schedule 1 - Condensed Statements of Changes in Equity (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Beginning balance		¥ 2,433,770		¥ 2,538,640	¥ 2,546,622
Loss and total comprehensive loss for the year		(399,046)	$ (61,156)	(104,870)	(7,982)
Ending balance		2,034,724	311,836	2,433,770	2,538,640
Share capital [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		136		136	136
Ending balance		136	21	136	136
Additional paid in capital [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		392,076		392,076	392,076
Ending balance		392,076	60,088	392,076	392,076
Capital reserve [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance	[1]	560,892		560,892	560,892
Ending balance	[1]	560,892	85,961	560,892	560,892
Share incentive plan reserve [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		3,110		3,110	3,110
Ending balance		3,110	477	3,110	3,110
Retained profits [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		1,341,015		1,446,809	1,462,815
Loss and total comprehensive loss for the year		(399,046)		(104,870)	(7,982)
Ending balance		941,969	$ 144,363	1,341,015	1,446,809
Parent [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		833,423		844,335	854,727
Loss and total comprehensive loss for the year		(5,456)		(10,912)	(10,392)
Ending balance		827,967		833,423	844,335
Parent [member] | Share capital [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		136		136	136
Ending balance		136		136	136
Parent [member] | Additional paid in capital [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		392,076		392,076	392,076
Ending balance		392,076		392,076	392,076
Parent [member] | Capital reserve [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		560,892		560,892	560,892
Ending balance		560,892		560,892	560,892
Parent [member] | Share incentive plan reserve [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		3,110		3,110	3,110
Ending balance		3,110		3,110	3,110
Parent [member] | Retained profits [member]
Condensed Financial Statements, Captions [Line Items]
Beginning balance		(122,791)		(111,879)	(101,487)
Loss and total comprehensive loss for the year		(5,456)		(10,912)	(10,392)
Ending balance		¥ (128,247)		¥ (122,791)	¥ (111,879)

[1]	Capital reserve include (a) additional capital contributions, comprising a cash injection of RMB159.8 million and an option of RMB386.3 million, being the fair value at grant date, by equity owners to acquire Zhengxing Wheel Group Co., Limited (b) capital contribution of RMB10.9 million in the year ended December 31, 2011 by equity owners pursuant to a shareholder agreement and (c) the recognition of share-based payment expenses of RMB3,829,000 (US$600,000) as of January 1, 2018, December 31, 2018, 2019 and 2020, in relation to restricted shares awarded to a management executive by an equity participant (Newrace Limited) .